INCOME TAXES - Movement of the valuation allowance (Details) - Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of allowances
Beginning of the year	$ 55,959	$ 52,985	$ 57,190
Additions (Reversals)	14,486	(944)	(4,411)
Addition from acquisition of Recurrent		4,949
Foreign exchange effect	1,024	(1,031)	206
Closing balance	$ 71,469	$ 55,959	$ 52,985